Subsequent events	6 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent events
18. Subsequent events:
On October 29, 2021, the board of directors approved a resolution to set up a share buyback program, pursuant to the Company’s articles of incorporation set out in accordance with Article
459-1
of the Companies Act as follows: (a) total number of shares authorized for repurchase is up to 80,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥50,000 million and (c) the share buyback program will run from November 16, 2021 to March 31, 2022 (excluding the ten business days following the announcement of quarterly operating results).